Trade Payables (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of Trade Payables [Abstract]
Schedule of trade payables
	December 31,
	2022	2021
Accrued expenses	$901	$758
Open debts	298	441

	$1,199	$1,199